Revenue Recognition (Details) - Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Revenue					$ 1,530,223
Cost of revenue	$ 196,535	$ 102,779	$ 553,467	$ 445,814	653,256	$ 287,750
Gross profit					$ 876,966
Gross Profit %					57.31%
Assets					$ 8,080,273
Net loss					(5,506,822)
Global Stem Cells Group [Member]
Condensed Income Statements, Captions [Line Items]
Revenue					1,530,223
Cost of revenue			553,467		653,256
Gross profit					$ 876,967
Gross Profit %					57.31%
Assets					$ 1,012,318
Net loss					(399,579)
Meso Numismatics [Member]
Condensed Income Statements, Captions [Line Items]
Revenue
Cost of revenue
Gross profit
Gross Profit %					0.00%
Assets					$ 7,067,955
Net loss					$ (5,107,243)